Postemployment Benefits Pension Plans - Fair Value of Plan Assets (Details) - Pension Plans - USD ($)	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 7,676,000,000	$ 6,908,000,000
Cash collateral	226,000,000	269,000,000
Securities lending payable	226,000,000	269,000,000
Net impact on total plan assets at fair value	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	97,000,000	132,000,000	$ 1,245,000,000
Corporate bonds and other fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,642,000,000	3,089,000,000
Corporate bonds and other fixed-income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Corporate bonds and other fixed-income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,639,000,000	3,089,000,000
Corporate bonds and other fixed-income securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,000,000	0
Government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	358,000,000	366,000,000
Government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	358,000,000	366,000,000
Government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,000,000,000	3,455,000,000
Fixed income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	358,000,000	366,000,000
Fixed income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,639,000,000	3,089,000,000
Fixed income securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,000,000	0
Equity securities (other than mutual and pooled funds)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	775,000,000	665,000,000
Equity securities (other than mutual and pooled funds) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	775,000,000	665,000,000
Equity securities (other than mutual and pooled funds) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Equity securities (other than mutual and pooled funds) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	414,000,000	422,000,000
Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	413,000,000	419,000,000
Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,000,000	3,000,000
Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	45,000,000	79,000,000
Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	45,000,000	79,000,000	262,000,000
Certain insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	49,000,000	53,000,000
Certain insurance contracts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Certain insurance contracts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Certain insurance contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	49,000,000	53,000,000	$ 983,000,000
Fair value excluding investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,283,000,000	4,674,000,000
Fair value excluding investments measured at net asset value | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,546,000,000	1,450,000,000
Fair value excluding investments measured at net asset value | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,640,000,000	3,092,000,000
Fair value excluding investments measured at net asset value | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	97,000,000	132,000,000
Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 2,393,000,000	$ 2,234,000,000